S000051601 [Member] Investment Objectives and Goals - SFT Equity Stabilization Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Equity Stabilization Fund
Objective [Heading]	SFT Equity Stabilization Fund: Investment Objective
Objective, Primary [Text Block]
The Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P® BMI International Developed Low Volatility Index and 20% Bloomberg U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).